Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, and has the obligation to absorb losses or the right to receive benefits of the entity that could potentially be significant to the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant intercompany balances and transactions within the Group have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes.

Significant accounting estimates include, but are not limited to, revenue recognition related to determination of the learning period of the customers, allowances for expected credit losses, assessment for impairment of long-lived assets, intangible assets and goodwill, lower of cost and net realizable value of inventories, valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, estimation of refund liabilities. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

(d) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company is United States dollars (“US$” or “USD”). The functional currency of the Company’s PRC subsidiaries, VIEs, VIEs’ subsidiaries as well as one subsidiary incorporated in Hong Kong is RMB. The determination of the respective functional currencies based on the criteria of ASC 830, Foreign Currency Matters.

In the consolidated financial statements, the financial information of the Company has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive (loss)/income in the consolidated statements of operations and comprehensive (loss)/income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date. Net gains and losses resulting from foreign exchange transactions are included in others, net in the consolidated statements of operations and comprehensive (loss)/income.

2. Summary of Significant Accounting Policies (Continued)

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive (loss)/income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at such rate.

(f) Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other receivables, amounts due from/to NetEase Group, accounts payables, accrued liabilities and other payables, short-term loan and long-term loans from NetEase Group of which the carrying values approximate their fair values. Please see Note 17 for additional information.

2. Summary of Significant Accounting Policies (Continued)

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which have original maturities less than three months and are readily convertible to known amount of cash.

(h) Receivables, net

The Group’s receivables are subject to the measurement of credit losses within the scope of ASC 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances.

(i) Investments

i) Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825, Financial Instruments, the Group elected the fair value option at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive (loss)/income as others, net.

ii) Long-term investments

Long-term investments are comprised of equity investments in privately-held companies and limited partnership.

For investments in ordinary shares or in-substance ordinary shares issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not ordinary shares or in-substance ordinary shares, as these equity securities do not have readily determinable fair value, the Group measures these equity investments without readily determinable fair value at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity investments, realized and unrealized, are recognized in others, net in the consolidated statements of operations and comprehensive (loss)/income.

Investments in ordinary shares or in-substance ordinary shares of privately-held companies and limited partnership in which the Group has significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method.

Management regularly evaluates the impairment of the equity investments without readily determinable fair value and equity method investments at each balance sheet date, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of impairment indicators. If considered impaired, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive (loss)/income to the extent the carrying amount exceeds the fair value. For equity method investments, management considers if the investment is impaired when events or circumstances suggest the carrying amount may not be recoverable, and recognizes any impairment charge in the consolidated statements of operations and comprehensive (loss)/income for a decline in value that is determined to be other than temporary.

2. Summary of Significant Accounting Policies (Continued)

(j) Inventories

Inventories, consisting of smart devices and learning materials for tutoring services, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive (loss)/income.

(k) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3-5 years
Furniture, fixtures, office and other equipment	3-5 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive (loss)/income.

(l) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets acquired and the liabilities assumed in business combination.

Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis by the end of year, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Under ASC 350-20-35, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The quantitative impairment test is comparing the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group’s goodwill was allocated to learning services segment. No impairment charge of goodwill was recognized for the years ended December 31, 2023, 2024 or 2025, respectively.

2. Summary of Significant Accounting Policies (Continued)

(m) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge of long-lived assets was recognized for the years ended December 31, 2023, 2024 or 2025, respectively.

(n) Revenue recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and value-added tax (“VAT”).

Disaggregation of net revenues

For the years ended December 31, 2023, 2024 and 2025, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Learning services	3,148,114	2,747,290	2,630,571
Tutoring services	2,914,064	2,384,664	2,086,267
Fee-based premium services	234,050	362,626	544,304
Smart devices	909,192	903,669	739,644
Online marketing services	1,331,902	1,974,960	2,538,804
Total net revenues	5,389,208	5,625,919	5,909,019

2. Summary of Significant Accounting Policies (Continued)

(n) Revenue recognition (Continued)

i) Learning services

Tutoring services

The Group offers various types of integrated learning services, which primarily cover a wide spectrum of topics and target people from broad age groups through its diverse offerings of tutoring courses and digital learning contents, foreign languages, professional and interest education services as well as IT computer skills, etc. The Group’s tutoring courses consist of online live streaming and other activities during the online live streaming period including teaching material, quiz banks, online chat rooms, summary of lessons after each class and interactions with both students and instructors. Once the online live streaming is completed, the Group also offers the customer a content playback service. With respect to the content playback service, the customer has unlimited access to previous online live streaming courses for a specified period. The services of online live streaming, playback service, as well as the other activities provided mentioned above are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming courses and therefore are not distinct and are not sold standalone. Therefore, the Group’s tutoring courses are accounted for as a single performance obligation. This performance obligation is satisfied over the learning period of the customers. Accordingly, the Group recognizes the revenues ratably over the estimated average learning period for different courses. The Group considers the best estimate for the estimated learning period for each course based on the expected learning time customers will spend on the courses and the expected number of times customers will take the courses based on the historical customers’ learning behavior and the similarities between newly-launched courses and existing courses.

The Group’s tutoring courses also consist of online pre-recorded video courses, revenues are recognized ratably over the estimated average learning period for different courses, similar with the online live streaming courses.

The Group also offers digital learning contents together with online live streaming courses and customized planning services to customers. The customers can either stream the digital learning contents online or download and watch them offline. The downloadable digital learning contents, streaming services, online live streaming courses and customized planning services are considered as distinct performance obligations in the contract. The transaction price is generally collected in advance and allocated to each performance obligation in the contract based on the relative standalone selling prices. The Group recognizes the revenues of downloadable digital learning contents as the performance obligation is satisfied upon the time of delivery. The revenues of streaming services and customized planning services are recognized ratably over the service period. For online live streaming courses, the revenues are recognized ratably over the estimated average learning period.

The estimated weighted average duration of learning periods is approximately five months for the years ended December 31, 2023, 2024 and 2025 for both online live streaming courses and online pre-recorded video courses.

There is a refund policy provided to customers for tutoring services, depending on whether the course had commenced at the time of the refund request, the length of the course, the number of sessions that the customer has taken, among other criteria. The Group determines the transaction price to be earned by estimating the refund liabilities based on historical refund ratio on a portfolio basis using the expected value method.

The Group also provides discount coupons to its customers for use in purchases on tutoring services, which are treated as a reduction of revenue when the related transaction is recognized.

Fee-based premium services

Fee-based premium services revenues, mostly operated on either consumption-basis or a monthly subscription basis, are derived principally from providing premium services of Youdao Dictionary, Youdao Smart Cloud, as well as translation services. Prepaid subscription fees collected from customers are deferred and are recognized as revenue on a straight-line basis by the Group over the subscription period, during which customers can access the premium services provided by the Group. Fees collected from customer to purchase translation services are recognized as revenue when related services are rendered. The Group also provides its customers the access to smart cloud system, through which customers could use automatic scanning, image recognition and speech recognition services. The Group recognizes the revenues related to smart cloud services based on a consumption basis or ratably over the service period.

2. Summary of Significant Accounting Policies (Continued)

(n) Revenue recognition (Continued)

ii) Smart devices

The Group sells smart devices such as Youdao Dictionary Pen and Youdao Tutoring Pen to customers through retailers or distributors. The Group recognizes revenues when control of the goods is transferred to the customer, which generally occurs upon the delivery to the end customers or upon the delivery to distributors.

Along with certain learning services, the Group also provides devices such as Youdao Smart Learning Terminal to facilitate customers’ educational demand. For such situation, the Group has determined that the devices are a separate performance obligation under ASC 606, as customers can benefit from devices on their own and the Group’s promises to deliver devices is separately identifiable from learning services. The Group determines stand-alone selling price to each performance obligation in the approach of expected cost-plus margin. Revenue from devices is recognized when they are delivered to customers.

iii) Online marketing services

The Group derives its online marketing revenues principally from performance-based advertising, wherein the Group enters into cost-per-click (“CPC”) advertising arrangements with advertisers. The Group recognizes revenues based on the number of actions completed resulting from the advertisements, including but not limited to when users click on links. The Group provides a technology enhanced advertising solution to advertisers, including advising advertisers to optimize delivery strategies, choose delivery channels and spaces, select key words, etc. These advertising planning services are not distinct and not considered separate performance obligations, but rather part of the advertising performance obligations.

The Group also provides influencer campaigns marketing services, wherein the Group enters into contracts with customers and delivers the service by selecting influencers aligned with customers’ requirements, advertisement production and also ensuring the publishment on social media. It is a single performance obligation with fixed charges. Revenue is recognized when the service is delivered.

For the online marketing services with display period, the contracts may consist of multiple performance obligations with a typical term of less than three months, and are typically charged as fixed advertising fee. Each performance obligation generally represents different formats of advertisement, including but not limited to banners, text-links, videos, logos, buttons and rich media. In arrangements where the Group has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines stand-alone selling prices based on the prices charged to customers. If the performance obligation has not been sold separately, the Group estimates the stand-alone selling price by taking into consideration of the pricing for advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Considerations allocated to each performance obligation is recognized as revenue over the individual advertisement display period, on a straight-line basis, which is usually within three months.

The Group’s online marketing services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ internet properties, including web content, software, and mobile applications. The Group is the primary obligor to its advertisers in most cases as it is primarily responsible to the customers, bears inventory risk and has the discretion in establishing pricing. Payments made to operators of third-party internet properties are included in the traffic acquisition costs.

Certain customers may receive volume rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume with reference to their historical results and reduce revenues recognized.

2. Summary of Significant Accounting Policies (Continued)

(n) Revenue recognition (Continued)

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)
The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.
(ii)
The Group applied the portfolio approach in determining the learning period of the customers given that the effect of applying a portfolio approach to a group of students’ behaviors would not differ materially from considering each one of them individually.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liabilities

Contract liabilities refer to the deferred revenue. Deferred revenue is mainly relating to the learning tuition, online marketing services and fee-based premium services with fees received from customers for which the Group’s revenue recognition criteria have not been met. Revenue recognized that was included in the deferred revenue balance at January 1, 2024 and January 1, 2025 amounted to RMB966.9 million and RMB908.9 million, respectively.

As of December 31, 2025, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB868.8 million which includes deferred revenue balances and amounts to be invoiced and recognized as revenue in future periods. The Group expects to recognize RMB847.7 million as revenue over the next 12 months.

(o) Cost of revenues

Cost of revenues primarily consists of the revenue sharing and payroll expenses to instructors and tutors, traffic acquisition costs, content costs, servers and bandwidth service fees and other direct costs of providing these services as well as costs of smart devices sold.

(p) Sales and marketing expenses

Sales and marketing expenses mainly consist of marketing and promotional expenses, payroll related expenses and third-party service fee for outsourced sales and marketing functions. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, advertising expenses were RMB1,384.3 million, RMB1,106.2 million and RMB944.9 million, respectively.

2. Summary of Significant Accounting Policies (Continued)

(q) Research and development expenses

Research and development expenses mainly consist of personnel related expenses and technology service costs incurred for the learning courses and its development, as well as development and enhancement of the Group’s websites and applications platforms.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized since the inception of the Group, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

No costs incurred for development of learning content, products and advertising services have been capitalized because the period after the date technical feasibility is reached and the time when relevant products and services are marketed is historically short.

(r) Share-based compensation

The Group grants options and restricted share units, or RSUs to its employees, directors and consultants with performance conditions and service conditions. In accordance with ASC 718, Compensation-Stock Compensation, the Group determines grants of options and RSUs to directors, employees and consultants, which are classified as equity awards and are measured at the grant date based on the fair value of the awards.

The Group adopts the binomial option pricing model to determine the fair value of share options. The determination of the fair value of share options is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk free interest rates and expected dividends. Upon the completion of the IPO, the market price of the Company’s publicly traded ADSs is used as an indicator of fair value of ordinary shares for purposes of recording share-based compensation expenses. RSUs are measured based on the fair market value of the underlying ordinary shares on the dates of grant. Share-based compensation expenses for share options and RSUs granted with service conditions are recorded net of estimated forfeitures using graded-vesting method over the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

The Group also recognizes compensation expenses on RSUs, granted by the Parent to the employees of the Group. RSUs are measured based on the fair market value of the underlying ordinary shares on the dates of grant. Share-based compensation expenses related are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period.

(s) Employee benefits

PRC Contribution Plan

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB321.0 million, RMB282.3 million and RMB260.2 million for the years ended December 31, 2023, 2024 and 2025, respectively.

2. Summary of Significant Accounting Policies (Continued)

(t) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive (loss)/income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not, that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under others, net in its consolidated statements of operations and comprehensive (loss)/income. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2023, 2024 and 2025 nor did the Group recognize any related interest and penalties.

(u) Operating leases

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. The Group elects not to recognize lease liabilities and associated right-of-use assets for leases with a term of twelve months or less (“short-term leases”). Variable lease payments are the payments made by a lessee to a lessor for the right to use an underlying asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments are recorded in the period in which the obligation for the payment is incurred. Other operating leases are included in operating lease right-of-use assets, accrued liabilities and other payables, and long-term lease liabilities on the consolidated balance sheets.

The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

(v) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

2. Summary of Significant Accounting Policies (Continued)

(w) Noncontrolling interests

For the Company’s majority-owned subsidiaries and VIEs, noncontrolling interests are recognized to reflect the portion of their equity that are not attributable, directly or indirectly, to the Company as the controlling shareholders.

The noncontrolling interest will continue to be attributed with its share of losses even if that attribution results in a deficit noncontrolling interest balance.

In June 2021, the Group entered into a share purchase agreement with the then existing shareholders of a private company (the “Investee”) that primarily provides offline after-school tutoring services. Together with its previously held equity interests, the Group acquired a 55% equity interest in the Investee and obtained control accordingly. Pursuant to the share purchase agreement, the noncontrolling shareholders of the Investee were granted put options that require the Group to purchase their equity interests upon satisfaction of certain performance conditions in 2023 and 2025, respectively. Accordingly, such noncontrolling interests with redemption rights are classified as redeemable noncontrolling interests. In 2023, as the performance conditions for the year were not satisfied, the related redeemable noncontrolling interests of RMB30.4 million were reclassified to noncontrolling interests.

By the end of 2024, the Group and the noncontrolling shareholders entered into an amendment agreement (the “2025 Amendment”) to terminate the original redemption terms and granted new option that allow the noncontrolling shareholders to sell their interests to the Group in batches over the following five years. With the termination of the original redemption terms, the remaining redeemable noncontrolling interests were reclassified to noncontrolling interests in December 2024. Under the 2025 Amendment, the total purchase price is determined by each year’s operating performance of the business in-charged by the noncontrolling shareholder over the five-year period. One-fifth of the option vests and becomes exercisable each year, subject to the noncontrolling shareholder’s continuing employment during that year. Any unvested portion will be forfeited upon the termination of employment. The excess of the total purchase price over the fair value of the total noncontrolling interests will be recognized as compensation cost to the noncontrolling shareholder. The Group recognizes the compensation cost on a straight-line method over the vesting period, based on the fair value of option, which will be remeasured at each year end. As of December 31, 2025, the total estimated compensation cost was approximately RMB43.1 million for the whole period and the compensation cost amounted to RMB8.6 million was recognized for the year ended December 31, 2025. In March 2026, the first batch of the option under the 2025 Amendment was exercised and then the noncontrolling shareholding decreased to 39.56%.

(x) Net (loss)/income per share

Net (loss)/income per share is computed in accordance with ASC 260, Earnings per Share. Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the year. Diluted net (loss)/income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and RSUs, unless they were anti-dilutive. The computation of diluted net (loss)/income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net (loss)/income per share.

(y) Statutory reserves

The Company’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with China’s Company Laws, Foreign Investment Law and the Regulation on the Implementation of the Foreign Investment Law, the Company’s subsidiaries and VIEs make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

2. Summary of Significant Accounting Policies (Continued)

(z) Comprehensive (loss)/income

Comprehensive (loss)/income is defined to include all changes in equity deficit of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss)/income includes net (loss)/income and foreign currency translation adjustment of the Group.

(aa) Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially all located in the PRC and the Group’s revenues are substantially derived from the PRC, no geographical segments are presented.

(bb) Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. This guidance is effective for fiscal years beginning January 1, 2025, with early adoption permitted. The impact of adopting the new standard was not material to the consolidated financial statements. Please see Note 9 for additional information.

(cc) Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement: Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) to improve the disclosures about an entity’s expenses. This guidance is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The standard can be applied either prospectively or retrospectively. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provide all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other - Internal-Use Software (Subtopic 350-40), which modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.